PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other income/ (expense)
Fair value changes of equity securities investments		¥ 2,334	¥ (3,064)
(Provision)/settlement of provision and contingent liability balances related to an equity method investment (Note 13)	$ 87	603	(61)	¥ (967)
Subsidy income		589	469	264
Gain on disposal of long-term investments (Note7)	46	318	1,181	1,416
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition (Note 2)		196	249
Impairments of long-term investments	(29)	(205)		(411)
Foreign exchange gains/(losses)		(378)	(17)	469
Others		173	168	108
Total	$ 521	¥ 3,630	¥ (1,075)	¥ 879